Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000028113
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	$ 9,575		$ 10,220	$ 10,332	$ 10,298	$ 11,182	$ 11,468	$ 11,574	$ 10,020	$ 10,137	$ 11,273	$ 11,593
C000057412
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	10,000		10,701	10,845	10,839	11,799	12,131	12,274	10,664	10,800	12,044	12,418
C000028115
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		10,613	10,648	10,515	11,342	11,531	11,562	9,947	9,972	10,996	11,222
C000057411
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,701	10,846	10,842	11,804	12,133	12,290	10,665	10,799	12,037	12,391
C000135460
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,718	10,856	10,858	11,828	12,163	12,326	10,702	10,841	12,111	12,453
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		10,654	10,636	10,723	11,865	12,356	12,287	10,806	11,032	12,205	12,579
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		10,654	10,636	10,723	11,865	12,356	12,287	10,806	11,032	12,205	12,579
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		10,654	10,636	10,723	11,865	12,356	12,287	10,806	11,032	12,205	12,579
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		10,654	10,636	10,723	11,865	12,356	12,287	10,806	11,032	12,205	12,579
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	$ 10,000		$ 10,654	$ 10,636	$ 10,723	$ 11,865	$ 12,356	$ 12,287	$ 10,806	$ 11,032	$ 12,205	$ 12,579